UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-00005

LORD ABBETT AFFILIATED FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	10/31/2008

Item 1:  Report(s) to Shareholders.

2008

LORD ABBETT

ANNUAL REPORT

Lord Abbett Affiliated Fund

For the fiscal year ended October 31, 2008

Lord Abbett Affiliated Fund Annual Report

For the fiscal year ended October 31, 2008

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Affiliated Fund's performance for the fiscal year ended October 31, 2008. On this page and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries by the Fund's portfolio managers.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

Q: What were the overall market conditions during the fiscal year ended October 31, 2008?

A. The 12-month period was marked by extreme volatility, which grew more pronounced in the last two months. Severe market swings in both directions were increasingly common, but the downswings were bigger and more frequent, ultimately propelling the equity markets into territory not seen since 2003. The fiscal year ended with the S&P 500® Index1 down more than 36%.

The downturn was widespread, as virtually no equity asset class or investing style was spared. Small cap stocks (as measured by the Russell 2000® Index2) generally performed better than mid cap (as defined by the Russell Midcap® Index3) or large cap stocks (as measured by the Russell 1000® Index4), but even small caps were down more than 34% for the year. Value stocks (as represented by the Russell 3000® Value Index5) marginally outperformed growth stocks (represented by the Russell 3000® Growth Index6), declining 36.32%, versus a 37.04% decline for growth stocks.

Q: How did the Affiliated Fund perform during the fiscal year ended October 31, 2008?

A: The Fund returned -35.65%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared to its benchmark, the Russell 1000® Value Index,7 which returned -36.80% over the same period.

Q: What were the most significant factors affecting performance?

A: The most significant contributors to the Fund's performance relative to its benchmark for the 12-month period were the financial services, materials and processing, and healthcare sectors.

Among the individual holdings that contributed to performance were financial services holding Wells Fargo & Company (the Fund's number-one contributor), which provides banking services, among others; consumer discretionary holding Wal-Mart Stores, Inc., an operator of discount stores and supercenters; and materials and processing holding Monsanto Co., a provider of technology-based solutions and agricultural products for growers and downstream customers in the agricultural markets.

The most significant detractors from the Fund's performance relative to its benchmark for the 12-month period were the integrated oils, utilities, and consumer discretionary sectors.

Among the individual holdings that detracted from performance were financial services holdings Federal National Mortgage Association (Fannie Mae), a provider of guaranteed mortgage-backed securities to facilitate housing ownership for low to middle-income Americans, and Merrill Lynch & Co. Inc., a global provider of investment, financing, advisory, insurance, banking, and related products; and other holding General Electric Co., a diversified industrial technology, media and financial services company. (The other sector includes a wide range of companies with diversified businesses.)

The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

A prospectus contains important information about a fund, including its investment objectives, risks, charges, and ongoing expenses, which an investor should carefully consider before investing. To obtain a prospectus on any Lord Abbett mutual fund, please contact your investment professional or Lord Abbett Distributor LLC at 888-522-2388 or visit our Website at www.lordabbett.com. Read the prospectus carefully before investing.

1  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

2  The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 1000® Index.

3  The Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 31% of the total market capitalization of the Russell 1000 Index.

4  The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

5  The Russell 3000® Value Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000® Value or the Russell 2000® Value indexes.

6  The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indexes.

7  The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month-end by calling Lord Abbett at 888-522-2388 or referring to our Website at www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund's prospectus.

The views of the Fund's management and the portfolio holdings described in this report are as of October 31, 2008; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares to the same investment in the Russell 1000® Value Index, the S&P 500® Index and the S&P 500/Citigroup Value Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Return at Maximum Applicable Sales Charge for the Periods Ended October 31, 2008

	1 Year	5 Years	10 Years	Life of Class
Class A3	-39.36%	-0.52%	2.64%	—
Class B4	-38.38%	-0.14%	2.72%	—
Class C5	-36.07%	0.02%	2.58%	—
Class F6	-35.52%	—	—	-32.11%
Class I7	-35.50%	1.01%	3.61%	—
Class P7	-35.73%	0.56%	3.15%	—
Class R2[8]	-35.83%	—	—	-32.45%
Class R3[9]	-35.79%	—	—	-32.38%

1  Reflects the deduction of the maximum initial sales charge of 5.75%.

2  Performance for each unmanaged index does not reflect transaction costs, management fees or sales charges. The performance of each index is not necessarily representative of the Fund's performance.

3  Total return, which is the percent change in net asset value, after deduction of the maximum sales charge of 5.75% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended October 31, 2008, is calculated using the SEC-required uniform method to compute such return.

4  Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5  The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6  Class F shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

7  Performance is at net asset value.

8  Class R2 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

9  Class R3 shares commenced operations and performance for the class began on September 28, 2007. Performance is at net asset value.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2008 through October 31, 2008).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 5/1/08 – 10/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	5/1/08	10/31/08	5/1/08 – 10/31/08
Class A
Actual	$1,000.00	$720.30	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$4.22
Class B
Actual	$1,000.00	$717.50	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.69	$7.51
Class C
Actual	$1,000.00	$718.20	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.69	$7.51
Class F
Actual	$1,000.00	$721.20	$2.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.19	$3.00
Class I
Actual	$1,000.00	$720.90	$2.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.73	$2.44
Class P
Actual	$1,000.00	$720.00	$4.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.72
Class R2
Actual	$1,000.00	$719.40	$4.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.75	$5.43
Class R3
Actual	$1,000.00	$719.80	$4.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.21	$4.98

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.83% for Class A, 1.48% for Class B and C, 0.59% for Class F, 0.48% for Class I, 0.93% for Class P, 1.07% for Class R2 and 0.98% for Class R3) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

October 31, 2008

Sector*	%**
Auto & Transportation	2.40%
Consumer Discretionary	15.25%
Consumer Staples	7.62%
Financial Services	39.56%
Healthcare	10.32%
Integrated Oils	3.65%
Sector*	%**
Materials & Processing	3.72%
Other	4.83%
Other Energy	2.30%
Technology	6.90%
Utilities	1.41%
Short-Term Investment	2.04%
Total	100.00%

*  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments

October 31, 2008

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 97.29%
COMMON STOCKS 96.73%
Air Transportation 2.20%
Delta Air Lines, Inc.*	23,065,868	$253,263
Banks 17.46%
Bank of America Corp.	2,432,430	58,792
BB&T Corp.	2,740,689	98,254
Fifth Third Bancorp	9,632,360	104,511
JPMorgan Chase & Co.	15,456,615	637,585
M&T Bank Corp.	1,617,346	131,167
Marshall & Ilsley Corp.	723,740	13,049
PNC Financial Services Group, Inc. (The)	4,444,177	296,293
SunTrust Banks, Inc.	3,620,108	145,311
Wells Fargo & Co.	15,514,041	528,253
Total		2,013,215
Beverage: Soft Drinks 1.78%
Coca-Cola Enterprises, Inc.	20,374,628	204,765
Biotechnology Research & Production 2.20%
Amgen, Inc.*	3,274,619	196,117
Genzyme Corp.*	786,900	57,349
Total		253,466
Building Materials 0.31%
Masco Corp.	3,544,935	35,981
Cable Television Services 0.64%
Comcast Corp. Class A	4,679,600	73,750
Chemicals 0.09%
E.I. du Pont de Nemours & Co.	336,600	10,771
Communications & Media 0.56%
Time Warner, Inc.	6,398,550	64,561

Investments	Shares	Value (000)
Communications Technology 1.21%
Juniper Networks, Inc.*	110,600	$2,073
QUALCOMM, Inc.	3,596,100	137,587
Total		139,660
Computer Services, Software & Systems 4.25%
Adobe Systems, Inc.*	1,706,800	45,469
Microsoft Corp.	10,073,800	224,948
Oracle Corp.*	12,027,854	219,989
Total		490,406
Computer Technology 0.93%
Hewlett-Packard Co.	2,807,027	107,453
Copper 0.33%
Freeport-McMoRan Copper & Gold, Inc.	1,299,970	37,829
Diversified Financial Services 10.94%
Bank of New York Mellon Corp. (The)	16,159,848	526,811
Goldman Sachs Group, Inc. (The)	2,160,310	199,829
Marsh & McLennan Cos., Inc.	323,200	9,476
Merrill Lynch & Co., Inc.	25,011,340	464,961
MetLife, Inc.	1,295,385	43,033
Morgan Stanley	978,594	17,096
Total		1,261,206
Drug & Grocery Store Chains 2.22%
Kroger Co. (The)	9,318,284	255,880
Drugs & Pharmaceuticals 5.00%
Abbott Laboratories	4,829,225	266,332
Allergan, Inc.	265,400	10,528
Cardinal Health, Inc.	26,300	1,005
Pfizer, Inc.	4,176,500	73,966
Teva Pharmaceutical Industries Ltd. ADR	5,238,634	224,633
Total		576,464

See Notes to Financial Statements.

Schedule of Investments (continued)

October 31, 2008

Investments	Shares	Value (000)
Electronics: Semi-Conductors/ Components 0.46%
Avnet, Inc.*	396,300	$6,634
Intel Corp.	2,868,900	45,902
Total		52,536
Finance Companies 1.81%
Capital One Financial Corp.	5,342,805	209,011
Financial Data Processing Services & Systems 0.93%
Western Union Co.	7,000,900	106,834
Financial Information Services 0.06%
Moody's Corp.	252,130	6,455
Foods 3.19%
General Mills, Inc.	909,500	61,609
Kraft Foods, Inc. Class A	9,099,644	265,164
SYSCO Corp.	1,574,500	41,252
Total		368,025
Health & Personal Care 0.01%
WellPoint, Inc.*	44,300	1,722
Healthcare Management Services 0.05%
UnitedHealth Group, Inc.	221,600	5,259
Insurance: Multi-Line 2.91%
ACE Ltd. (Switzerland)(b)	1,018,936	58,446
Aon Corp.	6,558,324	277,417
Total		335,863
Investment Management Companies 1.09%
T. Rowe Price Group, Inc.	3,163,903	125,101
Leisure Time 0.28%
Carnival Corp. Unit	1,266,959	32,181

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services 1.56%
Halliburton Co.	4,223,600	$83,585
Schlumberger Ltd.	1,858,442	95,989
Total		179,574
Medical & Dental Instruments & Supplies 2.99%
Boston Scientific Corp.*	25,339,081	228,812
Covidien Ltd.	2,617,272	115,919
Total		344,731
Milling: Fruit & Grain Processing 2.32%
Archer Daniels Midland Co.	12,877,494	266,950
Multi-Sector Companies 4.80%
Eaton Corp.	3,801,492	169,547
General Electric Co.	19,652,071	383,412
Total		552,959
Oil: Crude Producers 0.37%
XTO Energy, Inc.	1,197,814	43,061
Oil: Integrated International 3.62%
Chevron Corp.	1,667,772	124,416
Exxon Mobil Corp.	3,958,992	293,440
Total		417,856
Paints & Coatings 0.65%
PPG Industries, Inc.	1,510,500	74,891
Real Estate Investment Trusts 0.89%
Annaly Capital Management, Inc.	7,412,200	103,030
Recreational Vehicles & Boats 0.19%
Harley-Davidson, Inc.	889,266	21,769
Rental & Leasing Services: Consumer 1.46%
Hertz Global Holdings, Inc.*(a)	23,431,245	168,471

See Notes to Financial Statements.

Schedule of Investments (concluded)

October 31, 2008

Investments	Shares	Value (000)
Retail 10.26%
Best Buy Co., Inc.	3,460,762	$92,783
Home Depot, Inc. (The)	9,311,460	219,657
HSN, Inc.*(a)	4,781,158	29,404
IAC/InterActiveCorp*(a)	7,523,191	126,089
J.C. Penney Co., Inc.	3,401,354	81,360
Kohl's Corp.*	4,821,692	169,386
Staples, Inc.	1,694,900	32,932
Target Corp.	2,483,523	99,639
Ticketmaster Entertainment, Inc.*	2,418,741	23,413
Wal-Mart Stores, Inc.	5,523,900	308,289
Total		1,182,952
Securities Brokerage & Services 2.64%
Charles Schwab Corp. (The)	7,769,092	148,545
Franklin Resources, Inc.	2,292,300	155,876
Total		304,421
Services: Commercial 0.94%
Waste Management, Inc.	3,454,361	107,880
Soaps & Household Chemicals 0.10%
Colgate-Palmolive Co.	191,700	12,031
Textiles Apparel Manufacturers 1.01%
J. Crew Group, Inc.*(a)	5,755,359	116,546
Tobacco 0.27%
Altria Group, Inc.	1,646,300	31,592
Utilities: Electrical 0.26%
Progress Energy, Inc.	775,040	30,513
Utilities: Gas Pipelines 0.35%
El Paso Corp.	4,154,855	40,302
Utilities: Telecommunications 1.14%
AT&T, Inc.	4,899,571	131,162
Total Common Stocks (cost $14,078,562,941)		11,152,348

Investments	Shares	Value (000)
LIMITED LIABILITY COMPANY 0.56%
Investment Management Companies
Oaktree Capital Management LLC† (cost $136,400,000)	3,100,000	$64,325
Total Long-Term Investments (cost $14,214,962,941)		11,216,673
	Principal Amount (000)
SHORT-TERM INVESTMENT 2.02%
Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $232,775,000 of U.S. Treasury Bill at 0.32% due 12/4/2008 and $5,105,000 of U.S. Treasury Bill at 0.77% due 12/11/2008; value: $237,832,424; proceeds: $233,164,832 (cost $233,164,638)	$233,165	233,165
Total Investments in Securities 99.31% (cost $14,448,127,579)		11,449,838
Cash and Other Assets in Excess of Liabilities 0.69%		79,841
Net Assets 100.00%		$11,529,679

  ADR  American Depositary Receipt.

  Unit  More than one class of securities traded together.

  *  Non-income producing security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  (a)  Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). (See Note 9).

  (b)  Foreign security traded in U.S. dollars.

Industry classifications have not been audited by Deloitte & Touche LLP.

See Notes to Financial Statements.

Statement of Assets and Liabilities

October 31, 2008

ASSETS:
Investments in unaffiliated issuers, at value (cost $13,588,845,516)	$11,009,328,094
Investments in affiliated issuers, at value (cost $859,282,063)	440,509,475
Cash	1,031
Receivables:
Investment securities sold	249,466,089
Interest and dividends	18,259,880
Capital shares sold	6,559,838
Prepaid expenses and other assets	247,591
Total assets	11,724,371,998
LIABILITIES:
Payables:
Investment securities purchased	156,288,710
Capital shares reacquired	16,319,394
12b-1 distribution fees	9,562,173
Directors' fees	4,718,589
Management fee	3,177,358
Fund administration	389,357
To affiliates (See Note 3)	141,121
Accrued expenses and other liabilities	4,096,087
Total liabilities	194,692,789
NET ASSETS	$11,529,679,209
COMPOSITION OF NET ASSETS:
Paid-in capital	$14,583,850,420
Distributions in excess of net investment income	(1,190,074)
Accumulated net realized loss on investments	(54,691,127)
Net unrealized depreciation on investments	(2,998,290,010)
Net Assets	$11,529,679,209
Net assets by class:
Class A Shares	$9,253,479,978
Class B Shares	$611,887,583
Class C Shares	$870,934,218
Class F Shares	$16,843,848
Class I Shares	$504,922,738
Class P Shares	$267,250,804
Class R2 Shares	$85,477
Class R3 Shares	$4,274,563
Outstanding shares by class:
Class A Shares (2.9 billion shares of common stock authorized, $.001 par value)	986,674,023
Class B Shares (300 million shares of common stock authorized, $.001 par value)	65,015,966
Class C Shares (300 million shares of common stock authorized, $.001 par value)	92,788,678
Class F Shares (300 million shares of common stock authorized, $.001 par value)	1,795,763
Class I Shares (300 million shares of common stock authorized, $.001 par value)	53,689,931
Class P Shares (200 million shares of common stock authorized, $.001 par value)	28,555,675
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	9,113
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	455,656
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$9.38
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$9.95
Class B Shares-Net asset value	$9.41
Class C Shares-Net asset value	$9.39
Class F Shares-Net asset value	$9.38
Class I Shares-Net asset value	$9.40
Class P Shares-Net asset value	$9.36
Class R2 Shares-Net asset value	$9.38
Class R3 Shares-Net asset value	$9.38

See Notes to Financial Statements.

Statement of Operations

For the Year Ended October 31, 2008

Investment income:
Dividends (net of foreign withholding taxes of $1,005,909)	$364,129,456
Interest and other	4,887,576
Total investment income	369,017,032
Expenses:
Management fee	50,923,759
12b-1 distribution plan-Class A	46,403,603
12b-1 distribution plan-Class B	9,480,965
12b-1 distribution plan-Class C	13,196,792
12b-1 distribution plan-Class F	8,797
12b-1 distribution plan-Class P	1,653,177
12b-1 distribution plan-Class R2	584
12b-1 distribution plan-Class R3	9,099
Shareholder servicing	17,804,755
Fund administration	6,663,168
Reports to shareholders	1,055,564
Subsidy (See Note 3)	852,181
Directors' fees	588,755
Registration	330,471
Custody	323,797
Professional	178,996
Other	430,235
Gross expenses	149,904,698
Expense reductions (See Note 7)	(332,803)
Net expenses	149,571,895
Net investment income	219,445,137
Net realized and unrealized gain (loss):
Net realized loss on investments in unaffiliated issuers	(58,795,184)
Net realized gain on investments in affiliated issuers	89,284,086
Net change in unrealized appreciation on investments	(7,206,593,926)
Net realized and unrealized loss	(7,176,105,024)
Net Decrease in Net Assets Resulting From Operations	$(6,956,659,887)

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended October 31, 2008	For the Year Ended October 31, 2007
Operations:
Net investment income	$219,445,137	$274,237,366
Net realized gain on investments in affiliated and unaffiliated issuers	30,488,902	2,017,944,823
Net change in unrealized appreciation on investments	(7,206,593,926)	246,617,518
Net increase (decrease) in net assets resulting from operations	(6,956,659,887)	2,538,799,707
Distributions to shareholders from:
Net investment income
Class A	(218,212,766)	(212,102,845)
Class B	(8,504,792)	(8,391,909)
Class C	(11,937,162)	(10,958,394)
Class F	(141,012)	—
Class I	(11,984,766)	(19,689,212)
Class P	(5,562,695)	(5,353,046)
Class R2	(1,148)	—
Class R3	(22,122)	—
Net realized gain
Class A	(1,627,071,395)	(1,015,360,203)
Class B	(121,514,862)	(84,725,798)
Class C	(165,099,779)	(105,226,327)
Class F	(991)	—
Class I	(64,793,049)	(76,725,810)
Class P	(42,237,458)	(27,647,593)
Class R2	(988)	—
Class R3	(988)	—
Total distributions to shareholders	(2,277,085,973)	(1,566,181,137)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	1,549,300,303	1,724,872,438
Reinvestment of distributions	1,995,735,186	1,363,526,838
Cost of shares reacquired	(3,648,077,046)	(3,940,207,795)
Net decrease in net assets resulting from capital share transactions	(103,041,557)	(851,808,519)
Net increase (decrease) in net assets	(9,336,787,417)	120,810,051
NET ASSETS:
Beginning of year	$20,866,466,626	$20,745,656,575
End of year	$11,529,679,209	$20,866,466,626
Undistributed (distributions in excess of) net investment income	$(1,190,074)	$26,377,440

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$16.55	$15.84	$14.52	$13.95	$12.68
Investment operations:
Net investment income(a)	.18	.22	.20	.18	.12
Net realized and unrealized gain (loss)	(5.53)	1.69	2.34	.84	1.35
Total from investment operations	(5.35)	1.91	2.54	1.02	1.47
Distributions to shareholders from:
Net investment income	(.21)	(.20)	(.20)	(.20)	(.20)
Net realized gain	(1.61)	(1.00)	(1.02)	(.25)	– (b)
Total distributions	(1.82)	(1.20)	(1.22)	(.45)	(.20)
Net asset value, end of year	$9.38	$16.55	$15.84	$14.52	$13.95
Total Return(c)	(35.65)%	12.96%	18.55%	7.38%	11.71%
Ratios to Average Net Assets:
Expenses, including expense reductions	.82%	.81%	.82%	.82%	.83%
Expenses, excluding expense reductions	.82%	.81%	.82%	.83%	.83%
Net investment income	1.40%	1.38%	1.31%	1.26%	.92%
Supplemental Data:
Net assets, end of year (000)	$9,253,480	$16,793,740	$16,090,845	$14,513,173	$13,790,608
Portfolio turnover rate	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$16.60	$15.88	$14.55	$13.97	$12.70
Investment operations:
Net investment income(a)	.09	.11	.10	.09	.04
Net realized and unrealized gain (loss)	(5.56)	1.71	2.35	.85	1.34
Total from investment operations	(5.47)	1.82	2.45	.94	1.38
Distributions to shareholders from:
Net investment income	(.11)	(.10)	(.10)	(.11)	(.11)
Net realized gain	(1.61)	(1.00)	(1.02)	(.25)	– (b)
Total distributions	(1.72)	(1.10)	(1.12)	(.36)	(.11)
Net asset value, end of year	$9.41	$16.60	$15.88	$14.55	$13.97
Total Return(c)	(36.12)%	12.24%	17.80%	6.75%	10.94%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.48%	1.46%	1.47%	1.47%	1.48%
Expenses, excluding expense reductions	1.48%	1.46%	1.47%	1.48%	1.48%
Net investment income	.74%	.73%	.66%	.61%	.27%
Supplemental Data:
Net assets, end of year (000)	$611,888	$1,261,984	$1,346,862	$1,366,197	$1,424,229
Portfolio turnover rate	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$16.56	$15.85	$14.53	$13.95	$12.68
Investment operations:
Net investment income(a)	.09	.11	.10	.09	.04
Net realized and unrealized gain (loss)	(5.54)	1.70	2.34	.85	1.34
Total from investment operations	(5.45)	1.81	2.44	.94	1.38
Distributions to shareholders from:
Net investment income	(.11)	(.10)	(.10)	(.11)	(.11)
Net realized gain	(1.61)	(1.00)	(1.02)	(.25)	– (b)
Total distributions	(1.72)	(1.10)	(1.12)	(.36)	(.11)
Net asset value, end of year	$9.39	$16.56	$15.85	$14.53	$13.95
Total Return(c)	(36.07)%	12.22%	17.77%	6.77%	10.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	1.48%	1.46%	1.47%	1.47%	1.48%
Expenses, excluding expense reductions	1.48%	1.46%	1.47%	1.48%	1.48%
Net investment income	.74%	.73%	.66%	.60%	.27%
Supplemental Data:
Net assets, end of year (000)	$870,934	$1,710,033	$1,665,058	$1,552,369	$1,457,255
Portfolio turnover rate	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.56	$16.29
Investment operations:
Net investment income(b)	.21	.02
Net realized and unrealized gain (loss)	(5.54)	.25
Total from investment operations	(5.33)	.27
Distributions to shareholders from:
Net investment income	(.24)	–
Net realized gain	(1.61)	–
Total distributions	(1.85)	–
Net asset value, end of period	$9.38	$16.56
Total Return(c)	(35.52)%	1.66	%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	.59%	.05	%(d)
Expenses, excluding expense reductions	.59%	.05	%(d)
Net investment income	1.89%	.14	%(d)
Supplemental Data:
Net assets, end of period (000)	$16,844	$10
Portfolio turnover rate	105.60%	85.96%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/28/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$16.60	$15.88	$14.56	$13.98	$12.70
Investment operations:
Net investment income(a)	.22	.27	.25	.23	.17
Net realized and unrealized gain (loss)	(5.55)	1.71	2.34	.85	1.35
Total from investment operations	(5.33)	1.98	2.59	1.08	1.52
Distributions to shareholders from:
Net investment income	(.26)	(.26)	(.25)	(.25)	(.24)
Net realized gain	(1.61)	(1.00)	(1.02)	(.25)	– (b)
Total distributions	(1.87)	(1.26)	(1.27)	(.50)	(.24)
Net asset value, end of year	$9.40	$16.60	$15.88	$14.56	$13.98
Total Return(c)	(35.50)%	13.39%	18.91%	7.80%	12.14%
Ratio to Average Net Assets:
Expenses, including expense reductions	.47%	.46%	.47%	.48%	.48%
Expenses, excluding expense reductions	.48%	.46%	.47%	.48%	.48%
Net investment income	1.75%	1.74%	1.66%	1.60%	1.27%
Supplemental Data:
Net assets, end of year (000)	$504,923	$666,851	$1,208,936	$1,049,314	$907,011
Portfolio turnover rate	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Year Ended 10/31
	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of year	$16.52	$15.82	$14.50	$13.93	$12.66
Investment operations:
Net investment income(a)	.16	.20	.18	.16	.11
Net realized and unrealized gain (loss)	(5.52)	1.69	2.34	.85	1.35
Total from investment operations	(5.36)	1.89	2.52	1.01	1.46
Distributions to shareholders from:
Net investment income	(.19)	(.19)	(.19)	(.19)	(.19)
Net realized gain	(1.61)	(1.00)	(1.01)	(.25)	– (b)
Total distributions	(1.80)	(1.19)	(1.20)	(.44)	(.19)
Net asset value, end of year	$9.36	$16.52	$15.82	$14.50	$13.93
Total Return(c)	(35.73)%	12.80%	18.46%	7.28%	11.60%
Ratios to Average Net Assets:
Expenses, including expense reductions	.92%	.91%	.92%	.92%	.93%
Expenses, excluding expense reductions	.93%	.91%	.92%	.93%	.93%
Net investment income	1.30%	1.27%	1.21%	1.14%	.82%
Supplemental Data:
Net assets, end of year (000)	$267,251	$433,828	$433,955	$368,761	$302,389
Portfolio turnover rate	105.60%	85.96%	39.95%	49.36%	33.02%

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.55	$16.29
Investment operations:
Net investment income(b)	.14	.02
Net realized and unrealized gain (loss)	(5.53)	.24
Total from investment operations	(5.39)	.26
Distributions to shareholders from:
Net investment income	(.17)	–
Net realized gain	(1.61)	–
Total distributions	(1.78)	–
Net asset value, end of period	$9.38	$16.55
Total Return(c)	(35.83)%	1.60	%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	1.07%	.09	%(d)
Expenses, excluding expense reductions	1.07%	.09	%(d)
Net investment income	1.16%	.10	%(d)
Supplemental Data:
Net assets, end of period (000)	$85	$10
Portfolio turnover rate	105.60%	85.96%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Year Ended 10/31/2008	9/28/2007(a) to 10/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$16.56	$16.29
Investment operations:
Net investment income(b)	.16	.02
Net realized and unrealized gain (loss)	(5.54)	.25
Total from investment operations	(5.38)	.27
Distributions to shareholders from:
Net investment income	(.19)	–
Net realized gain	(1.61)	–
Total distributions	(1.80)	–
Net asset value, end of period	$9.38	$16.56
Total Return(c)	(35.79)%	1.66	%(d)
Ratio to Average Net Assets:
Expenses, including expense reductions	.98%	.08	%(d)
Expenses, excluding expense reductions	.98%	.08	%(d)
Net investment income	1.41%	.11	%(d)
Supplemental Data:
Net assets, end of period (000)	$4,275	$10
Portfolio turnover rate	105.60%	85.96%

(a) Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Affiliated Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was organized in 1934 and was reincorporated under Maryland law on November 26, 1975.

The Fund's investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value.

The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. As of October 1, 2007, the Fund's Class P shares were closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's Prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

Notes to Financial Statements (continued)

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Federal Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net realized gain (loss) on investments on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

Notes to Financial Statements (continued)

The management fee is based on the average daily net assets at the following annual rates:

First $200 million	.50%
Next $300 million	.40%
Next $200 million	.375%
Next $200 million	.35%
Over $900 million	.30%

For the year ended October 31, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .31% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Fund, along with certain other funds managed by Lord Abbett (collectively, the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a "Fund of Funds"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

*  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the year ended October 31, 2008:

Distributor Commissions	Dealers' Concessions
$2,731,577	$14,671,623

Distributor received CDSCs of $34,295 and $73,821 for Class A and Class C shares, respectively, for the year ended October 31, 2008.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least quarterly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended October 31, 2008 and 2007 was as follows:

	Year Ended 10/31/2008	Year Ended 10/31/2007
Distributions paid from:
Ordinary income	$345,635,077	$402,509,406
Net long-term capital gains	1,931,450,896	1,163,671,731
Total distributions paid	$2,277,085,973	$1,566,181,137

As of October 31, 2008, the components of accumulated losses on a tax-basis were as follows:

Temporary differences	$(4,718,589)
Unrealized losses - net	(3,049,452,622)
Total accumulated losses - net	$(3,054,171,211)

As of October 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$14,499,290,191
Gross unrealized gain	339,216,797
Gross unrealized loss	(3,388,669,419)
Net unrealized security loss	$(3,049,452,622)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales and certain securities.

Notes to Financial Statements (continued)

Permanent items identified during the fiscal year ended October 31, 2008 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses	Paid-in Capital
$9,353,812	$(79,753,383)	$70,399,571

The permanent differences are primarily attributable to the tax treatment of distributions and distributions paid in connection with the redemption of Fund shares.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended October 31, 2008 were as follows:

Purchases	Sales
$17,507,140,070	$19,598,619,054

There were no purchases or sales of U.S. Government securities for the year ended October 31, 2008.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into arrangements with the Fund's transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank & Trust Company ("SSB"), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the

Notes to Financial Statements (continued)

credit agreement. As of October 31, 2008, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the fiscal year ended October 31, 2008.

9. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which the Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the year ended October 31, 2008:

Affiliates Issuer	Balance of Shares Held at 10/31/2007	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2008	Value at 10/31/2008	Net Realized Gain (Loss) 11/1/2007 to 10/31/2008(a)	Dividend Income 11/1/2007 to 10/31/2008(a)
Delta Air Lines, Inc.(b)(e)	11,431,000	19,007,691	(7,372,823)	23,065,868	$-	$5,437,803	$-
Hertz Global Holdings, Inc.(b)	12,232,726	12,295,769	(1,097,250)	23,431,245	168,470,652	1,551,160	-
IAC/InterActiveCorp(c)	17,964,497	3,017,200	13,458,506	7,523,191	126,088,681	87,889,681	-
J. Crew Group, Inc.	5,569,526	3,492,400	(3,306,567)	5,755,359	116,546,020	11,122,318	-
Ticketmaster Entertainment, Inc.(d)(e)	-	3,009,277	(590,536)	2,418,741	-	(7,911,892)	-
HSN, Inc.(d)	-	4,781,158	-	4,781,158	29,404,122	-	-
Interval Leisure Group(d)	-	3,009,277	(3,009,277)	-	-	(4,047,209)	-
Tree.com, Inc.(f)	-	501,546	(501,546)	-	-	(4,757,775)	-
Total					$440,509,475	$89,284,086	$-

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

(b) Not an affiliated issuer as of October 31, 2007.

(c) Gross sales include share adjustment of 7,523,192 related to .50 reverse stock split of IAC/InterActiveCorp dated August 21, 2008.

(d) Gross additions include share adjustment of 3,009,277 related to a spin off from IAC/InterActiveCorp at .20 per share dated August 21, 2008.

(e) Not an affiliated issuer as of October 31, 2008.

(f) Gross additions include share adjustment of 501,546 related to a spin off from IAC/InterActiveCorp at approximately .03 per share dated August 21, 2008.

10. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. Due to its investments in multinational companies, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund's performance.

Notes to Financial Statements (continued)

12. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended October 31, 2008		Year Ended October 31, 2007
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	76,858,780	$972,525,947	74,434,848	$1,161,470,055
Converted from Class B*	5,353,658	66,147,967	5,903,017	92,630,607
Reinvestment of distributions	122,342,287	1,660,831,372	72,945,482	1,093,441,547
Shares reacquired	(232,469,098)	(2,799,965,788)	(154,241,700)	(2,419,268,299)
Decrease	(27,914,373)	$(100,460,502)	(958,353)	$(71,726,090)
Class B Shares
Shares sold	5,026,003	$64,261,281	5,778,742	$90,101,010
Reinvestment of distributions	8,089,779	110,547,993	5,192,673	77,932,965
Shares reacquired	(18,809,300)	(231,262,574)	(13,861,597)	(218,278,515)
Converted to Class A*	(5,332,323)	(66,147,967)	(5,883,086)	(92,630,607)
Decrease	(11,025,841)	$(122,601,267)	(8,773,268)	$(142,875,147)
Class C Shares
Shares sold	11,601,340	$150,389,582	13,288,472	$205,888,013
Reinvestment of distributions	8,255,859	112,476,647	4,796,778	71,814,612
Shares reacquired	(30,340,205)	(370,476,317)	(19,869,634)	(312,722,748)
Decrease	(10,483,006)	$(107,610,088)	(1,784,384)	$(35,020,123)
			Period Ended October 31, 2007†
Class F Shares
Shares sold	2,453,936	$29,711,321	616	$10,032
Reinvestment of distributions	9,606	113,995	-	-
Shares reacquired	(668,395)	(7,408,835)	-	-
Increase	1,795,147	$22,416,481	616	$10,032
	Year Ended October 31, 2008		Year Ended October 31, 2007
Class I Shares	Shares	Amount	Shares	Amount
Shares sold	18,439,022	$213,413,871	11,023,504	$175,023,633
Reinvestment of distributions	5,167,337	70,117,251	6,210,753	93,381,151
Shares reacquired	(10,096,591)	(120,796,952)	(53,165,596)	(850,105,490)
Increase (decrease)	13,509,768	$162,734,170	(35,931,339)	$(581,700,706)
Class P Shares
Shares sold	8,954,352	$112,194,576	5,938,556	$92,359,695
Reinvestment of distributions	3,074,876	41,628,399	1,802,139	26,956,563
Shares reacquired	(9,733,485)	(117,035,958)	(8,917,703)	(139,832,743)
Increase (decrease)	2,295,743	$36,787,017	(1,177,008)	$(20,516,485)

Notes to Financial Statements (concluded)

	Year Ended October 31, 2008		Period Ended October 31 ,2007†
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	8,341	$114,560	614	$10,000
Reinvestment of distributions	162	2,136	-	-
Shares reacquired	(4)	(63)	-	-
Increase	8,499	$116,633	614	$10,000
Class R3 Shares
Shares sold	556,353	$6,689,165	613.874	$10,000
Reinvestment of distributions	1,431	17,393	-	-
Shares reacquired	(102,742)	(1,130,559)	-	-
Increase	455,042	$5,575,999	613.874	$10,000

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

† For the period September 28, 2007 (commencement of investment operations) to October 31, 2007.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. Effective April 30, 2008, the Fund adopted FIN 48. The adoption of FIN 48 has not resulted in a material impact on the Fund's net assets, results of operations and financial statement disclosures. The Fund files U.S. federal and various state tax returns. No income tax returns are currently under examination. The Fund's U.S. federal tax returns remain open for the years ended October 31, 2005 through October 31, 2007.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements and disclosures.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statement disclosures.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Lord Abbett Affiliated Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Affiliated Fund, Inc. (the "Fund"), including the schedule of investments, as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Affiliated Fund, Inc. as of October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
New York, New York
December 23, 2008

Basic Information About Management

The Board of Directors (the "Board") is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund's organizational documents.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

Interested Directors

The following Directors are Partners of Lord Abbett and are "interested persons" of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers, directors, or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995 and Chairman since 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).	N/A

Independent Directors

The following independent or outside Directors ("Independent Directors") are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 53 portfolios or series.

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000), Senior Adviser, Time Warner Inc. (1998 - 2000), Acting Chief Executive Officer of Courtroom Television Network (1997 - 1998), President and Chief Executive Officer of Time Warner Cable Programming, Inc. (1991 - 1997).	Currently serves as director of Crane Co. and Huttig Building Products Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position Length of Service with Fund	Principal Occupation During Past Five Years	Other Directorships
William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush–O'Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002).

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Managing Director of Monitor Clipper Partners (since 1997) and President of Clipper Asset Management Corp. (since 1991), both private equity investment funds.	Currently serves as director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998), Founder, President and Owner of the Hiram-Hill and Hillsdale Development Company, a residential real estate development firm (1998 - 2000).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994) and Lend Lease Corporation Limited (since 2005).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Advisor of One Equity Partners, a private equity firm (since 2004), Chief Executive Officer of Houlihan Lokey Howard & Zukin, an investment bank (2002 - 2003), Chairman of Warburg Dillon Read, an investment bank (1999 - 2001), Global Head of Corporate Finance of SBC Warburg Dillon Read (1997 - 1999), Chief Executive Officer of Dillon, Read & Co. (1994 - 1997).	Currently serves as director of Molson Coors Brewing Company.

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996), President of Spencer Stuart (1979 - 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc.

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc, a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All the officers of the Fund may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302.

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner since 2007 and Chief Executive Officer of Lord Abbett since 1996, formerly Managing Partner of Lord Abbett (1996 - 2007).

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett since 2007, formerly Director of Marketing and Client Service of Lord Abbett (1990 - 2007).

Robert I. Gerber (1954)	Executive Vice President	Elected in 2007	Partner and Chief Investment Officer, formerly Director of Taxable Fixed Income Management, joined Lord Abbett in 1997.

Eli M. Salzmann (1964)	Executive Vice President	Elected in 2000	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004, formerly Managing Director and Associate General Counsel at New York Life Investment Management LLC (2002 - 2003).

Kenneth G. Fuller (1945)	Vice President	Elected in 2002	Partner, Portfolio Manager, joined Lord Abbett in 2002.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with Fund	Length of Service of Current Position	Principal Occupation During Past Five Years
A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006, formerly attorney at Morgan, Lewis & Bockius LLP (2005 - 2006), and Stradley Ronon Stevens & Young, LLP (2000 - 2005).

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007, formerly Executive Vice President and General Counsel at Cohen & Steers Capital Management, Inc.

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the Statement of Additional Information (SAI), which contains further information about the Fund's Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted the Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

100% of the ordinary income distributions paid by the Fund during the fiscal year ended October 31, 2008 is qualified dividend income. For corporate shareholders, 100% of the Fund's ordinary income distributions qualified for the dividends received deduction.

Additionally, of the distributions paid to shareholders during the fiscal year ended October 31, 2008, $98,621,898 and $2,001,850,467, respectively, represent short-term and long-term capital gains. A portion of the long-term capital gain distribution was paid to shareholders in connection with the redemption of their shares.

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Presorted Standard
US Postage
Paid
Permit 1232
Hackensack NJ

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Affiliated Fund, Inc.

LAA-2-1008
(12/08)

Item 2:               Code of Ethics.

(a)       In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”).  The Code of Ethics was in effect during the fiscal year ended October 31, 2008 (the “Period”).

(b)       Not applicable.

(c)       The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)       The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)       Not applicable.

(f)        See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:               Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee are audit committee financial experts: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:               Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended October 31, 2008 and 2007 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2008	2007
Audit Fees (a)	$51,000	$49,500
Audit-Related Fees	0	0
Total audit and audit-related fees	51,000	49,500

Tax Fees (b)	10,375	10,482
All Other Fees	-0-	-0-

Total Fees	$61,375	$59,982

(a) Consists of fees for audits of the Registrant’s annual financial statements.

(b) Fees for the fiscal year ended October 31, 2008 and 2007 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures.  Such policies and procedures generally provide that the Audit Committee must pre-approve:

•      any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and

•      any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended October 31, 2008 and 2007 were:

	Fiscal year ended:
	2008	2007
All Other Fees (a)	$155,939	$137,700

(a) Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended October 31, 2008 and 2007 were:

	Fiscal year ended:
	2008		2007
All Other Fees	$	- 0 -	$	- 0-

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:               Audit Committee of Listed Registrants.

Not applicable.

Item 6:               Investments.

Not applicable.

Item 7:               Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:               Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:               Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:             Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:             Controls and Procedures.

(a)       Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:             Exhibits.

(a)(1)       Amendments to Code of Ethics – Not applicable.

(a)(2)     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)       Not applicable.

(b)           Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT AFFILIATED FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008